As filed with the Securities and Exchange Commission on September 5, 2008
                                     Investment Company Act File number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2008

ITEM 1: REPORT TO STOCKHOLDERS

Delafield
Fund
Incorporated













                   Semi-Annual Report

[GRAPHIC OMITTED]











                                        June 30,2008
                                        (unaudited)

Delafield                                                       600 FIFTH AVENUE
Fund                                                          NEW YORK, NY 10020
Incorporated                                                        212.830.5220
[GRAPHIC OMITTED]                                                   800.221.3079

--------------------------------------------------------------------------------


Dear Fellow Shareholder:


We are pleased to present the semi-annual report of the Delafield Fund, Inc. for the period January 1, 2008 through June 30, 2008.

The Fund's net asset value per share on June 30, 2008 was $22.92 as compared to $24.33 at December 31, 2007. The Fund had net assets of $591,756,965 and 7,296 active shareholders. The Fund registered a decrease of 5.80% during the first-half year. The Fund held 58 companies, with the top ten holdings accounting for 27% of total net assets overall. Equity investments comprised 82% of the $591.8 million of total net assets on June 30, 2008.

We welcome inquires from potential investors, large or small. Anyone interested is encouraged to call the Fund at 800.221.3079.

With very best wishes.

Sincerely,



\S\J. Dennis Delafield                                     \S\Vincent Sellecchia

J. Dennis Delafield                                           Vincent Sellecchia
Chairman                                                               President

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Ending Account Value   Expenses Paid During    Annualized Expense
                                 Value 01/01/08           06/30/08              the Period               Ratio*
                                 --------------           --------              ----------               ------
  Actual                           $1,000.00               $942.00                 $6.42                 1.33%


  Hypothetical (5% Return
  before expenses)                 $1,000.00             $1,018.25                 $6.67                 1.33%

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period (January 1, 2008 through June 30, 2008), multiplied by 182/366 (to reflect the six month period).

Delafield Fund, Inc.
Schedule of Investments
June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Common Stocks (81.65%)                                                         Shares                (Note 1)
---------------------------------------------------------------------------------------------------------------
Business Services (2.68%)
MPS Group, Inc.*                                                            1,375,000           $    14,616,250
Rimage Corporation*                                                           100,000                 1,239,000
                                                                                                ---------------
                                                                                                     15,855,250
                                                                                                ---------------
Chemicals (9.14%)
Chemtura Corp.                                                                700,000                 4,088,000
Eastman Chemical Company                                                      165,000                11,361,900
Ferro Corporation                                                             300,000                 5,628,000
Hercules Incorporated                                                         750,000                12,697,500
Lydall, Inc.*                                                                 275,000                 3,451,250
PolyOne Corporation*                                                          550,000                 3,833,500
Solutia Inc.*                                                                 500,000                 6,410,000
Spartech Corporation                                                          700,000                 6,601,000
                                                                                                ---------------
                                                                                                     54,071,150
                                                                                                ---------------
Computer & Computer Services (4.92%)
Flextronics International Ltd.*                                             3,100,000                29,140,000
                                                                                                ---------------

Consumer Products & Services (6.84%)
Furniture Brands International, Inc.                                          250,000                 3,340,000
Leggett & Platt, Incorporated                                                 595,000                 9,978,150
Lifetime Brands, Inc.                                                         600,000                 4,890,000
Maidenform Brands, Inc.*                                                      562,400                 7,592,400
(The) Stanley Works                                                           275,000                12,328,250
Trex Company, Inc.*                                                           200,000                 2,346,000
                                                                                                ---------------
                                                                                                     40,474,800
                                                                                                ---------------
Energy & Energy Services (2.28%)
Southern Union Company                                                        500,000                13,510,000
                                                                                                ---------------

Financial Products & Services (1.35%)
Deluxe Corporation                                                            450,000                 8,019,000
                                                                                                ---------------

Industrial Products (14.21%)
Acuity Brands Inc.                                                            275,000                13,222,000
Carlisle Companies Incorporated                                               250,000                 7,250,000
Crane Co.                                                                     300,000                11,559,000
Gerber Scientific, Inc.*                                                      711,000                 8,091,180
Honeywell International Inc.                                                  240,000                12,067,200
Hubbell Incorporated                                                          250,000                 9,967,500
Kennametal Inc.                                                               500,000                16,275,000
Rockwell Automation, Inc.                                                     130,000                 5,684,900
                                                                                                ---------------
                                                                                                     84,116,780
                                                                                                ---------------
Instrumentation (7.31%)
Checkpoint Systems, Inc.*                                                     575,000                12,006,000
Intermec Inc.*                                                                450,000                 9,486,000
LeCroy Corporation*                                                           507,900                 4,530,468
Teradyne, Inc.*                                                               550,000                 6,088,500
Thermo Fisher Scientific Inc.*                                                200,000                11,146,000
                                                                                                ---------------
                                                                                                     43,256,968
                                                                                                ---------------
Medical Equipment (2.37%)
Kinetic Concepts, Inc.*                                                       225,000                 8,979,750
Steris Corp.                                                                  175,000                 5,033,000
                                                                                                ---------------
                                                                                                     14,012,750
                                                                                                ---------------

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (continued)
June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Common Stocks (continued)                                                      Shares                (Note 1)
---------------------------------------------------------------------------------------------------------------
Metal Fabricating (4.01%)
Kaiser Aluminum Corporation                                                   150,000           $     8,029,500
NCI Building Systems, Inc.*                                                   180,000                 6,611,400
OM Group, Inc.*                                                               160,000                 5,246,400
Quanex Building Products Corporation                                          260,000                 3,863,600
                                                                                                ---------------
                                                                                                     23,750,900
                                                                                                ---------------
Real Estate (1.17%)
Kimco Realty Corporation                                                      200,000                 6,904,000
                                                                                                ---------------
Retail (3.62%)
Carter's, Inc.*                                                               200,000                 2,764,000
Collective Brands, Inc.*                                                      450,000                 5,233,500
Foot Locker, Inc.                                                             475,000                 5,913,750
Rush Enterprises, Inc. Class A*                                               625,000                 7,506,250
                                                                                                ---------------
                                                                                                     21,417,500
                                                                                                ---------------
Specialty Materials (8.09%)
Albany International Corp.                                                    550,000                15,950,000
Brady Corporation                                                             450,000                15,538,500
Cytec Industries Inc.                                                         300,000                16,368,000
                                                                                                ---------------
                                                                                                     47,856,500
                                                                                                ---------------
Technology (6.02%)
Fairchild Semiconductor International, Inc.*                                1,050,000                12,316,500
Imation Corp.                                                                 175,000                 4,011,000
International Rectifier Corp.*                                                450,000                 8,640,000
Vishay Intertechnology Inc.*                                                1,200,000                10,644,000
                                                                                                ---------------
                                                                                                     35,611,500
                                                                                                ---------------
Miscellaneous (7.64%)
Barnes Group Inc.                                                             341,000                 7,873,690
Belden Inc.                                                                    50,000                 1,694,000
RSC Holdings Inc.*                                                            700,000                 6,482,000
Schweitzer-Mauduit International, Inc.                                        375,000                 6,318,750
Trueblue, Inc.*                                                               525,000                 6,935,250
Tyco International Ltd.                                                       295,000                11,811,800
Zep Inc.                                                                      273,800                 4,074,144
                                                                                                ---------------
                                                                                                     45,189,634
                                                                                                ---------------
Total Common Stocks (Cost $483,736,034)                                                         $   483,186,732
                                                                                                ---------------
Warrants (0.01%)
Clark Holdings Inc.*                                                          410,000                    41,000
                                                                                                ---------------
Total Warrants (Cost $465,970)                                                                  $        41,000
                                                                                                ---------------

                                                                               Face                    Value
  Short-Term Investments (21.32%)                                              Amount                (Note 1)
                                                                              -------                 ------
Investment Company (21.32%)
Daily Income Fund - Money Market Portfolio - Institutional Shares (a)      $126,170,000             126,170,000
                                                                                                ---------------
Total Short-Term Investments (Cost $126,170,000)                                                $   126,170,000
                                                                                                ---------------
Total Investments (102.98%) (Cost $610,372,004+)                                                    609,397,732
Liabilities in excess of cash and other assets, (-2.98%)                                           (17,640,767)
                                                                                                ---------------
Net Assets (100.00%), 25,820,518 shares outstanding                                             $   591,756,965
                                                                                                ===============
Net asset value, offering and redemption price per share:**                                     $         22.92
                                                                                                ===============
(a)  Investment  in  affiliate  -  security  is  managed  by Reich & Tang  Asset
Management, LLC, the Fund's Manager.

*   Non-income producing.
**  Redemption price may be reduced by a redemption fee (See Note 3).
+ Aggregate cost for federal income tax purposes is $611,098,811. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $43,769,127 and $45,470,206, respectively, resulting in net depreciation of $1,701,079.

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown of Portfolio Holdings
June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

                Industry                                    Value                             % of Portfolio
                --------                                    -----                             --------------
Business Services                                         $15,855,250                              2.60%

Chemicals                                                  54,071,150                              8.87

Computer & Computer Services                               29,140,000                              4.78

Consumer Products & Services                               40,474,800                              6.64

Energy & Energy Services                                   13,510,000                              2.22

Financial Products & Services                               8,019,000                              1.32

Industrial Products                                        84,116,780                             13.80

Instrumentation                                            43,256,968                              7.10

Medical Equipment                                          14,012,750                              2.30

Metal Fabricating                                          23,750,900                              3.90

Real Estate                                                 6,904,000                              1.13

Retail                                                     21,417,500                              3.52

Specialty Material                                         47,856,500                              7.85

Technology                                                 35,611,500                              5.84

Miscellaneous                                              45,189,634                              7.42

Warrants                                                       41,000                              0.01

Short Term Investments                                    126,170,000                             20.70

Total Investments                                        $609,397,732                            100.00%














   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $484,202,004).................................      $   483,227,732
   Daily Income Fund - Money Market Portfolio (Note 2) (Cost - $126,170,000)............          126,170,000
   Cash.................................................................................                  272
   Receivable for securities sold.......................................................            3,645,480
   Receivable for fund shares sold......................................................            1,382,270
   Accrued dividend receivable..........................................................              498,850
   Interest receivable from affiliate...................................................                9,471
   Prepaid expenses.....................................................................               17,762
                                                                                              ---------------
         Total assets...................................................................          614,951,837
                                                                                              ---------------
LIABILITIES

   Payable to affiliates (Note 2) ......................................................      $       565,125
   Payable for securities purchased.....................................................           22,187,923
   Payable for fund shares redeemed.....................................................              404,177
   Accrued expenses.....................................................................               37,647
                                                                                              ---------------
         Total liabilities..............................................................           23,194,872
                                                                                              ---------------
   Net assets...........................................................................      $   591,756,965
                                                                                              ===============
SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 3)..............................      $   590,134,850
   Net unrealized appreciation (depreciation)...........................................             (974,272)
   Accumulated net realized gain........................................................            1,958,182
   Accumulated undistributed net income.................................................              638,205
                                                                                              ---------------
   Net assets...........................................................................      $   591,756,965
                                                                                              ===============
   Net asset value, per share (Note 3):

   Net Assets, ($591,756,965 applicable to 25,820,517 shares outstanding)...............      $         22.92
                                                                                              ===============





   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Six Months Ended June 30, 2008
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
    Interest from affiliate........................................................       $      1,429,830
    Dividends .....................................................................              3,182,522
                                                                                           ---------------
       Total income................................................................              4,612,352
                                                                                           ---------------
Expenses: (Note 2)
    Investment management fee......................................................              2,279,077
    Administration fee.............................................................                627,781
    Distribution and service fee...................................................                747,358
    Custodian expenses.............................................................                  9,499
    Transfer agent and related shareholder expenses................................                201,987
    Legal, compliance and filing fees..............................................                 63,340
    Audit and accounting...........................................................                 36,598
    Directors' fees and expenses...................................................                 35,299
    Other..........................................................................                  7,405
                                                                                           ---------------
       Total expenses..............................................................              4,008,344
       Less: Fees waived...........................................................                (34,197)
                                                                                           ---------------
       Net expenses................................................................              3,974,147
                                                                                           ---------------
Net investment income..............................................................                638,205
                                                                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................              2,113,386
Net change in unrealized appreciation (depreciation) of investments................            (42,537,473)
                                                                                           ---------------
         Net gain (loss) on investments............................................            (40,424,087)
                                                                                           ---------------
Increase (decrease) in net assets from operations..................................        $   (39,785,882)
                                                                                           ===============










   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statements Of Changes In Net Assets
Six Months Ended June 30, 2008 (Unaudited)
Year ended December 31, 2007
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS                                          June 30, 2008          December 31, 2007

Operations:

    Net investment income (loss).......................................  $      638,205           $    3,744,608

    Net realized gain (loss) on investments............................       2,113,386               59,939,189

    Net change in unrealized appreciation (depreciation)...............     (42,537,473)             (40,031,878)
                                                                         --------------           --------------
      Increase (decrease) in net assets from operations................     (39,785,882)              23,651,919

Dividends and distributions to shareholders:

      Net investment income............................................             -0-               (3,810,833)

      Net realized gain on investments.................................             -0-              (59,917,349)
                                                                         --------------           --------------
Total dividends and distribution to shareholders.......................             -0-              (63,728,182)
                                                                         --------------           --------------
Net increase (decrease) from:

        Capital share transactions (Note 3).............................    (25,456,522)             164,967,730
                                                                         --------------           --------------
        Total increase (decrease)......................................     (65,242,404)             124,891,467

Net Assets:

    Beginning of period................................................     656,999,369              532,107,902
                                                                         --------------           --------------
    End of period......................................................  $  591,756,965           $  656,999,369
                                                                         ==============           ==============
    Undistributed net investment income................................  $      638,205           $          -0-
                                                                         ==============           ==============













   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     c) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Natixis Distributors, L.P. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from the Fund a fee equal to 0.25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)
--------------------------------------------------------------------------------

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

As of June 30, 2008, the amounts Payable of affiliates included in the Statement of Assets and Liabilities are broken down as follows:

      Fee Type                      Affiliate           Amount
----------------                   -----------         ---------
Management fee                      Manager          $  389,755
Administration fee                  Manager             107,705
Distribution and service fee        Distributor         41, 593
Transfer agency fee                 TA                   26,072
                                                     ----------
                                    Total            $  565,125
                                                     ==========

For the period ended June 30, 2008, the following fees were voluntarily waived by the Distributor:

Shareholder servicing fee...............................$34,197
                                                        =======
The Distributor has no right to recoup prior waivers.

The Fund is permitted to invest its uninvested cash in affiliated money market funds under Rule 12d1-1 of the 1940 Act. As of June 30, 2008, the Fund had $126,170,000 invested in Daily Income Fund - Money Market Portfolio - Institutional Class Shares, which is also managed by the Manager. For the period ended June 30, 2008, the Fund's pro rata portion of the periodic expenses charged by the acquired fund was less than one basis point.

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $10,000 and a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting. In addition, the Audit Committee chairman receives an additional annual fee of $1,000 and the Lead Independent Director receives an additional annual fee of $2,000, both fees paid quarterly. Directors who are affiliated with the Manager do not receive compensation from the Fund.

For the period ended June 30, 2008, certain Directors and Officers had investments representing less than 5% of the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the period ended June 30, 2008 these fees amounted to $150,313, equivalent to an annual rate of 0.05%.

3. Capital Stock

At June 30,2008, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period ended June 30, 2008 and the year ended December 31, 2007, redemption fees totaled $28,658 and $208,044, respectively.

Transactions in capital stock were as follows:

                                                     Six Months Ended
                                                       June 30, 2008                        Year Ended
                                                       (Unaudited)                       December 31, 2007
                                            -------------------------------      -------------------------------
                                                   Shares            Amount             Shares            Amount
                                            --------------   --------------      --------------   --------------
Sold......................................       3,069,219   $   72,298,186          10,421,364   $  285,459,879
Issued on reinvestment of dividends.......             -0-              -0-           2,451,921       59,924,886
Redeemed..................................      (4,257,094)     (97,754,708)         (6,616,580)    (180,417,035)
                                            --------------   --------------      --------------   --------------
Net increase (decrease)...................      (1,187,875)  $  (25,456,522)          6,256,705   $  164,967,730
                                            ==============   ==============      ==============   ==============

4. Investment Transactions

For the period ended June 30, 2008, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $163,371,196 and $236,700,167, respectively.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)
--------------------------------------------------------------------------------
5. Tax Information

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                        2007                 2006
                                                 --------------        --------------
Ordinary Income...........................       $    9,145,180        $   8,759,658
Long-term capital gain....................           54,583,002           44,282,368
Return of Capital.........................                  -0-                  -0-
                                                 --------------        --------------
                                                 $   63,728,182        $  53,042,026
                                                 ==============        ==============

The tax basis of distributable earnings at December 31, 2007, is comprised of unrealized appreciation of $41,429,920, which differs from book basis unrealized appreciation primarily due to losses on wash sales, which are deferred for tax purposes and return of capital distributions received from investments in REITs.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires the Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, the Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

6. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:

Valuation Inputs                                                          Investment in Securities
----------------                                                          ------------------------
Level 1 - Quoted Prices                                                      $    483,227,732
Level 2 - Other Significant Observable Inputs                                     126,170,000
Level 3 - Significant Unobservable Inputs                                                 -0-
                                                                             ----------------
Total                                                                        $    609,397,732
                                                                             ================

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)
--------------------------------------------------------------------------------

7. Financial Highlights


                                                                                  Years Ended
                                         Six Months Ended                          December 31,
                                           June 30, 2008  --------------------------------------------------------------
                                            (Unaudited)     2007         2006         2005         2004         2003
                                            -----------    ------       ------       ------       ------       ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $ 24.33      $ 25.64      $ 23.63      $ 25.21      $ 23.17      $ 18.23
                                             --------     --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income (loss).........        0.03         0.16         0.19         0.03        (0.02)       (0.03)
Net realized and unrealized
   gains (losses) on investments........       (1.44)        1.10         4.64         1.49         4.84         7.35
                                             --------     --------     --------     --------     --------     --------
Total from investment operations........       (1.41)        1.26         4.83         1.52         4.82         7.32
                                             --------     --------     --------     --------     --------     --------
Redemption fees received................        0.00+        0.01         0.00+        0.00+        0.00+        0.00+
                                             --------     --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income.        --          (0.16)       (0.19)       (0.03)        --            --
   Distributions from net realized gains
       on investments...................        --          (2.42)       (2.63)       (3.07)       (2.78)       (2.38)
                                              -------     --------     --------     --------     --------     --------
Total distributions.....................        --          (2.58)       (2.82)       (3.10)       (2.78)       (2.38)
                                             --------     --------     --------     --------     --------     --------
Net asset value, end of period..........     $ 22.92      $ 24.33      $ 25.64      $ 23.63      $ 25.21      $ 23.17
                                             ========     ========     ========     ========     =======      ========
Total Return............................       (5.80%)(a)    4.90%       20.38%        6.00%       20.85%       40.14%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $591,757     $656,999     $532,108     $372,467     $344,605     $247,859
Ratios to average net assets:
   Expenses, net of fees waived (b).....        1.33%(c)     1.28%        1.32%        1.33%        1.32%        1.32%
   Net investment income (loss).........        0.21%(c)     0.57%        0.82%        0.11%       (0.10%)      (0.32%)
   Distribution and service fees waived.        0.01%(c)     0.05%        0.08%        0.11%        0.14%        0.14%
   Expenses paid indirectly.............        --           0.00%        0.00%        0.00%         --          0.00%
   Portfolio turnover rate..............          31%          61%          72%          71%          55%          78%

(a) Not annualized
(b) Includes expenses paid indirectly, if applicable.
(c) Annualized
 +  Represents less than $0.01

Delafield Fund, Inc.
Additional Information
(Unaudited)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

QUALIFIED DIVIDEND

For the fiscal year ended December 31, 2007 and 2006, 53% and 63%, respectively, of the ordinary income distribution will be treated as qualified dividends.

LONG-TERM CAPITAL GAIN DISTRIBUTION

For the fiscal year ended December 31, 2007, the Fund designated $54,583,002 as long-term capital gain distribution for the purpose of the dividend paid deduction on its respective tax return.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 5, 2008, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings and important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2)  The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended March 31, 2008. The peer group categories included: (i)an asset-based peer group of retail no-load mid-cap value funds, as classified by Lipper ("performance group 1"); (ii)a competitors class peer group, representing other funds that

Delafield Fund, Inc.
Additional information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     2)  The performance of the Fund and the Manager. (continued)

are considered to be competitors of the Fund with similar distribution channels ("performance group 2"); (iii) one other fund with a similar investment objective that is sub-advised by the Manager (the "subadvised performance group"); and (iv) a peer group of all mid-cap value funds in the Lipper universe regardless of asset size or primary channel of distribution ("performance universe"). These peer groups are collectively referred to as the "Peer Groups." The Chairman and the President also presented and discussed their Performance Report with the Board. The Performance Report compared the Fund's performance with the Fund's equity-only position and its benchmark stock indices, the S&P 500 and the Russell 2000, for the quarter ended March 31, 2008, for the year-to-date through May 31, 2008, and for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2008, as well as since the Fund's inception through March 31, 2008. The Directors used the Fund's performance against its Peer Groups and the stock indices to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Directors noted that overall the gross performance of the Fund against its Peer Groups was satisfactory. The Board also noted the Fund's strong performance against its benchmark stock indices and that the Fund's ranking against its Lipper performance universe was in the 1st quintile for the one-month, one-year, three-year, five-year and ten-year periods (1st quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted of only other retail no-load mid-cap value funds). The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2007. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliate under the Transfer Agency Agreement. In reviewing the Manager's profitability reports, the Directors and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

Delafield Fund, Inc.
Additional information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     4)  The extent to which economies of   scale will be   realized as the Fund
         grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that economies of scale would be realized if the Fund were to experience significant asset growth in the future, noting that the current fee structure did contain breakpoints and that since their adoption assets had grown and surpassed both the first and second breakpoints, thus decreasing the rate of the management fee.

     5)  Other Factors.

The Board also discussed the Manager's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund and the brokers' and dealers' provision of brokerage and research services to the Manager (including transactions processed through affiliates of the Manager). The Directors further discussed the potential benefits the Manager derived from the Fund's soft dollar arrangements whereby brokers provide research to the Fund or Manager in return for allocating fund brokerage.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

            [this page intentionally left blank]

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.



Delafield Fund, Inc.
600 Fifth Avenue
New York, New York 10020

Manager
Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020

Custodian
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, New York 10020

Delafield
Fund
Incorporated
[GRAPHIC OMITTED]


Delafield Fund is distributed by Natixis                           DF-SEMI-AR 08
Distributors, L.P. (member FINRA, SIPC)
399 Boylston Street, MA 02116

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

 By (Signature and Title)*   /s/ Christine Manna
                             -------------------
                             Christine Manna, Secretary

Date:  September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             --------------------
                             Michael P. Lydon, Principal Executive Officer

Date:  September 5, 2008

By (Signature and Title)*    /s/ Joseph Jerkovich
                             --------------------
                             Joseph Jerkovich, Assistant Secretary and Treasurer

Date:  September 5, 2008

* Print the name and title of each signing officer under his or her signature.